Summary of Significant Accounting Policies - Schedule of Reporting Segments (Details) (10K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 560,692	$ 410,280	$ 893,272	$ 886,403	$ 1,484,235	$ 3,640,796
Cost of Revenue	427,457	83,550	645,008	560,073	991,558	2,624,461
Gross Profit	133,235	326,730	248,264	326,330	492,677	1,016,335
Depreciation and Amortization			9,666	3,000	25,695	25,803
General and Administrative					1,695,725
Gain (Loss) from Operations	(642,422)	(123,319)	(1,095,041)	(527,330)	(1,228,743)	(764,158)
Foreign Currency Gain
Other Misc Income					24,282
Gain on Disposal of Assets, Net
Interest Income	97	196	135	196	914	411
Interest Expense	(45,191)	(33,676)	(227,323)	(66,008)	(398,756)	(383,299)
Gain (Loss) Before Income Taxes	(687,584)	(147,438)	(1,322,297)	(585,366)	(1,602,303)	(1,147,046)
Benefit (Provision) for Income Taxes						(7,762)
Net Income (Loss)	$ (687,584)	$ (147,438)	$ (1,322,297)	$ (585,366)	(1,602,303)	$ (1,154,808)
Iveda [Member]
Revenues					435,608
Cost of Revenue					381,924
Gross Profit					53,684
Depreciation and Amortization					20,000
General and Administrative					1,176,860
Gain (Loss) from Operations					(1,143,176)
Foreign Currency Gain
Interest Income
Interest Expense					(396,348)
Gain (Loss) Before Income Taxes					(1,539,524)
Benefit (Provision) for Income Taxes
Net Income (Loss)					(1,539,524)
Megasys [Member]
Revenues					1,048,627
Cost of Revenue					609,634
Gross Profit					438,993
Depreciation and Amortization					5,695
General and Administrative					518,865
Gain (Loss) from Operations					(85,567)
Foreign Currency Gain
Other Misc Income					24,282
Gain on Disposal of Assets, Net
Interest Income					914
Interest Expense					(2,408)
Gain (Loss) Before Income Taxes					(62,779)
Net Income (Loss)					$ (62,779)